Event After the Reporting Period - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Mar. 02, 2022	Dec. 31, 2021
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Borrowings, maturity		March 2024
Convertible Senior Subordinated Notes Due 2027 | Privately Negotiated Subscription Agreements
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Purchase of convertible senior subordinated	$ 56,500
Payment description	payable semi-annually in arrears starting September 1, 2022.	payable semi-annually in arrears starting September 1, 2022
Borrowings, maturity	March 1, 2027
Initial conversion price per share	$ 9.22